Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

April 17, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C. 20549
Re:    Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
TCM Small Cap Growth Fund

Ladies and Gentlemen:

The Trust files herewith a preliminary proxy statement on behalf of the TCM Small Cap Growth Fund (the “Fund”) seeking shareholder approval of a new investment advisory agreement. Pursuant to Rule 14a‑6 of Regulation 14A under the Securities Exchange Act of 1934, the Trust is filing this preliminary proxy statement 10 calendar days before the date that the definitive proxy statement is filed and first sent to Fund shareholders.

If you have any questions or comments regarding this filing, please do not hesitate to contact the undersigned at (626) 914-7363 or elaine.richards@usbank.com.

Very truly yours,

/s/ Elaine E. Richards

Elaine E. Richards
President and Secretary
Professionally Managed Portfolios

Enclosures